UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2012

Date of reporting period:  August 31, 2012

Item 1. Schedule of Investments.

Convergence Core Plus Fund
Schedule of Investments
August 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS* - 122.62%
Ambulatory Health Care Services - 0.45%
Genomic Health, Inc. (a)	9,650	332,539

Automobiles & Components - 1.57%
Ford Motor Co.	105,020	980,887
Harley-Davidson, Inc.	4,440	186,302
		1,167,189
Banks - 2.37%
City National Corp.	10,970	563,310
Regions Financial Corp.	84,975	591,426
UMB Financial Corp.	12,440	609,933
		1,764,669
Capital Goods - 5.90%
Aecom Technology Corp. (a)	17,440	338,162
Alliant Techsystems, Inc.	7,370	361,056
First Solar, Inc. (a)	15,920	318,241
General Cable Corp. (a)	13,100	354,879
Harsco Corp.	7,300	148,847
Navistar International Corp. (a)	14,200	312,116
Northrop Grumman Corp.	10,690	715,054
Parker Hannifin Corp.	6,530	522,268
Raytheon Co.	10,660	602,503
Triumph Group Inc.	6,170	366,683
Watts Water Technologies, Inc.	9,800	359,170
		4,398,979
Chemical Manufacturing - 3.88%
CF Industries Holdings, Inc.	2,696	558,099
Pfizer, Inc.	97,701	2,331,146
		2,889,245
Commercial & Professional Services - 1.21%
Equifax, Inc.	6,760	309,473
FTI Consulting, Inc. (a)	7,980	207,560
Rollins, Inc.	8,260	192,293
Tetra Tech, Inc. (a)	7,420	192,475
		901,801
Computer and Electronic Product Manufacturing - 4.93%
Apple, Inc.	2,050	1,363,742
Engility Holdings, Inc. (a)	0	6
Garmin Ltd. (b)	36,640	1,478,424
Harris Corp.	12,000	564,360
L-3 Communications Holdings, Inc.	3,800	266,912
		3,673,444
Construction of Buildings - 0.35%
Standard Pacific Corp. (a)	38,480	257,816

Consumer Durables & Apparel - 1.43%
Harman International, Inc.	12,070	555,582
MDC Holdings, Inc.	9,210	319,403
Ryland Group, Inc.	7,130	191,155
		1,066,140
Consumer Services - 2.30%
Marriott International, Inc.	9,700	365,496
Panera Bread Co. (a)	2,250	348,525
Papa Johns International, Inc. (a)	6,540	336,745
Six Flags Entertainment Corp.	5,760	318,125
Wyndham Worldwide Corp.	6,580	343,081
		1,711,972

Couriers and Messengers - 0.79%
United Parcel Service, Inc.	7,940	586,051

Credit Intermediation and Related Activities - 3.82%
KeyCorp	61,360	517,265
MB Financial, Inc.	28,110	574,006
Nationstar Mortgage Holdings, Inc. (a)	20,300	550,536
Sterling Financial Corp.	26,980	571,976
Wells Fargo & Co.	18,688	635,953
		2,849,736
Diversified Financials - 4.61%
Bank Of America Corporation	97,990	782,940
Cash America International, Inc.	3,910	151,786
Citigroup, Inc.	19,925	591,972
JPMorgan Chase & Co.	43,970	1,633,046
State Street Corp.	6,590	274,144
		3,433,888
Electrical Equipment, Appliance, and Component Manufacturing - 0.49%
Energizer Holdings, Inc. (a)	5,340	367,926

Energy - 4.75%
Helix Energy Solutions Group, Inc. (a)	11,800	207,916
Marathon Pete Corp.	4,030	208,553
Occidental Pete Corp.	12,480	1,060,924
Schlumberger Ltd. (b)	20,450	1,480,171
Tesoro Corp. (a)	6,740	267,848
Williams Cos., Inc.	9,660	311,728
		3,537,140
Fabricated Metal Product Manufacturing - 0.49%
Timken Co.	9,080	364,653

Food & Staples Retailing - 0.26%
United Natural Foods, Inc. (a)	3,390	194,857

Food Manufacturing - 0.84%
Tyson Foods, Inc.	40,150	628,749

Food, Beverage & Tobacco - 2.55%
Campbell Soup Co.	18,035	633,750
Kellogg Co.	12,395	627,807
Smithfield Foods, Inc. (a)	32,960	636,787
		1,898,344
General Merchandise Stores - 0.92%
Wal-Mart Stores, Inc.	9,426	684,328

Health and Personal Care Stores - 0.80%
Ulta Salon Cosmetics & Fragrance, Inc.	6,360	597,840

Health Care Equipment & Services - 3.35%
Aetna, Inc.	16,270	624,931
Allscripts Healthcare Solutions, Inc. (a)	59,015	619,658
Community Health Systems, Inc. (a)	23,905	646,391
UnitedHealth Group, Inc.	11,190	607,617
		2,498,597
Household & Personal Products - 0.60%
Herbalife Ltd. (b)	8,150	394,379
Nu Skin Enterprises, Inc.	1,225	50,825
		445,204
Insurance - 4.57%
Aflac, Inc.	26,700	1,233,006
Assurant, Inc.	6,080	214,320
Genworth Financial, Inc. (a)	35,950	190,176
Metlife, Inc.	46,650	1,592,164
Symetra Financial Corp.	14,500	177,190
		3,406,856

Insurance Carriers and Related Activities - 1.08%
Humana, Inc.	8,460	592,876
Reinsurance Group of America, Inc.	3,590	210,877
		803,753
Machinery Manufacturing - 4.11%
General Electric Co.	130,885	2,710,628
Roper Industries, Inc.	3,400	349,486
		3,060,114
Management of Companies and Enterprises - 0.83%
AES Corp. (a)	54,510	620,869

Materials - 6.77%
Air Products & Chemicals, Inc.	6,980	576,408
Cliffs Natural Resources, Inc.	15,690	562,330
Graphic Packaging Holding Co. (a)	115,930	648,049
Greif, Inc.	15,180	675,510
Huntsman Corp.	36,930	531,053
Mosaic Co.	11,090	642,222
Newmarket Corp.	2,025	498,393
Steel Dynamics, Inc.	50,250	614,055
Walter Energy, Inc.	8,900	291,030
		5,039,050
Media - 2.43%
Cablevision Systems Corp.	13,880	207,506
Comcast Corp.	42,020	1,408,930
Scholastic Corp.	6,230	190,327
		1,806,763
Merchant Wholesalers, Nondurable Goods - 2.48%
AmerisourceBergen Corp.	16,250	625,950
Cardinal Health, Inc.	15,380	608,279
McKesson Corp.	7,000	609,770
		1,843,999
Miscellaneous Store Retailers - 0.87%
PetSmart, Inc.	9,170	650,336

Other Information Services - 0.53%
Yahoo!, Inc. (a)	26,982	395,286

Paper Manufacturing - 0.50%
Resolute Forest Products, Inc. (a)	29,700	373,329

Petroleum and Coal Products Manufacturing - 8.78%
Chevron Corp.	25,110	2,816,338
Exxon Mobil Corp.	32,540	2,840,742
Murphy Oil Corp.	5,080	260,756
Phillips 66	8,350	350,700
Western Refining, Inc.	9,630	269,351
		6,537,887
Pharmaceuticals, Biotechnology & Life Sciences - 2.12%
Arena Pharmaceuticals, Inc. (a)	35,610	321,914
Forest Labs, Inc. (a)	9,610	333,370
PDL BioPharma, Inc.	29,630	218,077
Pharmacyclics, Inc. (a)	6,600	441,672
Warner Chilcott PLC (a)(b)	19,175	261,164
		1,576,197
Professional, Scientific, and Technical Services - 2.69%
Factset Research Systems, Inc.	1,980	182,695
Itron, Inc. (a)	14,540	630,454
PAREXEL International Corp. (a)	9,175	264,148
Quality Systems, Inc.	36,680	648,136
Unisys Corp. (a)	13,410	283,353
		2,008,786
Publishing Industries (except Internet) - 4.43%
CA, Inc.	10,510	273,575
Meredith Corp.	6,890	224,338
Microsoft Corp.	90,985	2,804,159
		3,302,072

Rail Transportation - 0.74%
CSX Corp.	24,580	552,067

Retailing - 5.25%
Francescas Holdings Corp. (a)	21,240	750,409
Lumber Liquidators Holdings, Inc. (a)	13,655	637,142
O'Reilly Automotive, Inc. (a)	7,500	637,125
Ross Stores, Inc.	8,780	607,488
Select Comfort Corp. (a)	22,550	644,254
TJX Cos, Inc.	13,990	640,602
		3,917,020
Semiconductors & Semiconductor Equipment - 3.22%
Altera Corp.	16,355	610,532
Intersil Corp.	16,950	149,669
KLA-Tencor Corp.	17,120	878,427
NVIDIA Corp. (a)	54,100	759,023
		2,397,651
Software & Services - 6.01%
Ancestry.com, Inc. (a)	3,570	110,956
Aol, Inc. (a)	8,530	287,205
Google, Inc. (a)	1,325	907,744
Mentor Graphics Corp. (a)	15,040	248,611
Oracle Corp.	69,080	2,186,382
Solarwinds, Inc. (a)	3,050	167,384
Sourcefire, Inc. (a)	3,090	160,340
Verint Systems, Inc. (a)	6,460	184,950
Western Union Co.	12,670	223,119
		4,476,691
Support Activities for Agriculture and Forestry - 0.86%
Fresh Del Monte Produce, Inc. (b)	26,010	642,447

Technology Hardware & Equipment - 6.64%
Brocade Communications Systems, Inc. (a)	163,700	949,460
Cisco Systems, Inc.	73,200	1,396,656
Corning, Inc.	49,525	593,805
Dolby Laboratories, Inc. (a)	18,070	599,563
EchoStar Corp. (a)	18,540	500,765
Ingram Micro, Inc. (a)	13,225	201,946
Tech Data Corp. (a)	14,490	703,923
		4,946,118
Telecommunication Services - 1.01%
Verizon Communications, Inc.	17,470	750,162

Telecommunications - 0.75%
CenturyLink, Inc.	4,570	193,128
DISH Network Corp.	11,339	362,735
		555,863
Transportation - 1.58%
Copa Holdings SA (b)	7,390	573,686
Union Pacific Corp.	4,940	599,914
		1,173,600
Transportation Equipment Manufacturing - 0.88%
Eaton Corp.	14,600	652,912

Utilities - 4.83%
Entergy Corp.	8,680	590,934
NRG Energy, Inc.	29,620	632,091
PNM Resources, Inc.	25,150	517,336
PPL Corp.	20,620	604,785
Public Service Enterprise Group, Inc.	19,740	624,968
UGI Corp.	20,480	624,230
		3,594,344
TOTAL COMMON STOCKS (Cost $84,830,118)		91,335,279

REAL ESTATE INVESTMENT TRUSTS* - 5.07%
American Realty Capital Trust, Inc.	27,210	321,078
Digital Realty Trust, Inc.	4,040	301,020

Extra Space Storage, Inc.	10,690	364,637
Glimcher Realty Trust	30,710	321,841
Invesco Mortgage Capital, Inc.	15,560	318,824
LTC Properties, Inc.	8,160	275,318
Mid-America Apartment Communities, Inc.	4,130	280,840
National Retail Properties, Inc.	9,280	288,237
Regency Centers Corp.	6,530	319,970
Ryman Hospitality Properties (a)	9,160	371,346
Simon Property Group, Inc.	1,830	290,421
SL Green Realty Corp.	4,020	324,012
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,369,795)		3,777,544

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 5.02%
Money Market Fund - 5.02%
AIM STIT-STIC Prime Portfolio	3,738,849	3,738,849
TOTAL SHORT-TERM INVESTMENTS (Cost $3,738,849)		3,738,849

Total Investments (Cost $91,938,762) - 132.71%		98,851,672
Liabilities in Excess of Other Assets - (32.71)%		(24,366,638)
TOTAL NET ASSETS - 100.00%		$74,485,034

Percentages are stated as a percent of net assets.

* All or a portion of these securities are pledged as collateral for short positions.
(a) Non-income producing security.
(b) Foreign issued security.

Convergence Core Plus Fund
Schedule of Securities Sold Short
August 31, 2012 (Unaudited)

	Shares	Value
Acacia Research Corp.	11,440	301,330
Accretive Health, Inc.	26,020	309,378
Acme Packet, Inc.	14,840	283,296
Air Lease Corp.	12,470	257,131
Alkermes, PLC (a)	13,890	254,882
Allied Nevada Gold Corp.	9,570	311,791
Alpha Natural Resources, Inc.	72,020	427,799
Amazon.com, Inc.	1,180	292,911
Arch Coal, Inc.	70,190	428,861
Atlantic Power Corp. (a)	19,010	268,231
Atmel Corp.	47,830	283,632
Bazaarvoice, Inc.	20,510	304,369
Black Hills Corp.	8,490	290,358
Catamaran Corp. (a)	3,360	292,824
Cavium, Inc.	9,000	290,700
CIT Group, Inc.	7,800	294,528
Clean Harbors, Inc.	5,310	288,811
Clorox Co.	4,060	295,365
Cubist Pharmaceuticals, Inc.	6,330	292,446
CYS Investments, Inc.	12,764	183,547
Dexcom, Inc.	22,890	304,437
DigitalGlobe, Inc.	14,570	302,619
Dollar Thrifty Automotive Group, Inc.	3,360	292,857
EXCO Resources, Inc.	63,080	432,098
Facebook, Inc.	15,330	277,166
Federal Mogul Corp.	22,094	206,800
First Cash Financial Services, Inc.	6,650	296,723
First Horizon National Corp.	33,010	295,770
Fortune Brands Home & Security, Inc.	11,480	292,740
Fossil, Inc.	3,530	299,874
Fusion-io, Inc.	10,042	281,377

General Growth Properties, Inc.	8,930	183,779
Granite Construction, Inc.	9,850	271,565
Green Mountain Coffee Roasters, Inc.	11,580	281,510
Hain Celestial Group, Inc.	4,270	294,587
HeartWare International, Inc.	2,770	248,109
Hertz Global Holdings, Inc.	20,210	286,578
iGate Corp.	18,080	291,269
Insulet Corp.	13,930	292,112
InterDigital, Inc.	9,250	312,187
ITC Holdings Corp.	4,020	289,360
Jazz Pharmaceuticals PLC (a)	5,590	254,401
JC Penney Co, Inc.	11,210	292,357
JDS Uniphase Corp.	27,240	304,815
Jos A Bank Clothiers, Inc.	5,860	282,276
Kodiak Oil & Gas Corp. (a)	53,000	473,820
Kosmos Energy Ltd. (a)	45,830	443,634
Leucadia National Corp.	13,290	284,140
Liberty Media Corp.	2,810	293,027
LinkedIn Corp.	2,330	250,009
MBIA, Inc.	28,181	306,609
Mercury General Corp.	7,630	292,153
Michael Kors Holdings Ltd. (a)	5,470	295,107
Molycorp, Inc.	21,575	248,328
NetFlix, Inc.	4,610	275,309
NII Holdings, Inc.	49,360	308,006
Nordson Corp.	4,940	290,521
Northeast Utilities	6,670	251,259
Northern Oil & Gas, Inc.	26,460	432,356
Owens Corning	8,830	294,569
Pandora Media, Inc.	29,040	348,189
Pennsylvania Real Estate Investment Trust	11,620	182,667
Prologis, Inc.	5,320	181,784
RenaissanceRe Holdings Ltd. (a)	3,800	293,550
RF Micro Devices, Inc.	83,290	312,337
Rock-Tenn Co.	4,420	295,123
Rovi Corp.	19,100	292,993
Royal Gold, Inc.	4,160	366,164
Safeway, Inc.	18,790	294,064
Sanderson Farms, Inc.	6,600	290,532
Solar Capital Ltd.	12,600	291,438
Sotheby's	9,275	289,937
St. Joe Co.	9,650	184,991
Tahoe Resources, Inc. (a)	17,910	326,313
Take-Two Interactive Software, Inc.	28,450	291,613
Tempur-Pedic International, Inc.	8,480	264,915
Texas Capital Bancshares, Inc.	6,580	302,811
TransDigm Group, Inc.	2,110	292,488
Vail Resorts, Inc.	5,500	283,525
Vertex Pharmaceuticals, Inc.	5,720	305,047
Wynn Resorts Ltd.	2,620	270,305
Zions Bancorporation	15,170	292,023
Zynga, Inc.	98,890	276,892
Total Securities Sold Short (Proceeds $23,738,023)		$24,388,104

(a) Foreign issued security.

	The cost basis of investments for federal income tax purposes at August 31, 2012 was as follows*:

Cost of investments		$91,938,762
Gross unrealized appreciation		9,307,613
Gross unrealized depreciation		(3,044,784)
Net unrealized depreciation		$6,262,829

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at August 31, 2012

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2012, in valuing the Fund’s investments carried at fair value:
	Level 1	Level 2	Level 3	Total
Equity
Common Stocks*	$91,335,279	$-	$-	$91,335,279
Real Estate Investment Trusts	3,777,544	-	-	3,777,544
Total Equity	$95,112,823	$-	$-	$95,112,823

Short-Term Investments	$3,738,849	$-	$-	$3,738,849

Total Investments in Securities	$98,851,672	$-	$-	$98,851,672

Securities Sold Short	$24,388,104	$-	$-	$24,388,104

*For further breakdown of common stock by industry type, please refer to the Schedule of Investments.

The Fund recognizes transfers between levels as of the beginning of the fiscal year.

There were no transfers into and out of Level 1 and 2 securities during the period ended August 31, 2012.
The Fund held no Level 3 securities during the period.

Disclosures about Derivative Instruments and Hedging Activities
The Fund did not invest in derivative securities or engage in hedging activities during the period ended August 31, 2012.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)       /s/ Joseph Neuberger
                                               Joseph Neuberger, President

Date     October 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Joseph Neuberger
                                                 Joseph Neuberger, President

Date     October 23, 2012

By (Signature and Title)*   /s/ John Buckel
  John Buckel, Treasurer

Date     October 23, 2012

* Print the name and title of each signing officer under his or her signature.